Organization - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 17, 2016 USD ($) $ / shares shares	Mar. 31, 2017 Subsidiary $ / shares shares	Mar. 31, 2017 ₨ / shares shares	Jul. 22, 2015	Jul. 21, 2015
Organization [Line Items]
Number of shares issued by selling shareholders	1,166,667
Share issued, price per share | $ / shares	$ 18.00
Number of shares offered to CDPQ Infrastructures Asia Pte Ltd.	4,166,667
Net proceeds from offering | $	$ 101.0
Shares held by Non-Controlling interest		102,497	102,497
Equity shares, par value | $ / shares		$ 0.000625
IPO [Member]
Organization [Line Items]
Number of shares issued	2,242,424
United States [Member]
Organization [Line Items]
Number of subsidiaries | Subsidiary		2
Founders [Member]
Organization [Line Items]
Ownership interest percentage by noncontrolling owners		3.70%	3.70%
Lock in Agreement [Member]
Organization [Line Items]
Equity shares, par value | (per share)		$ 0.15	₨ 10.00
Agreement expiration period		2 years
Lock in period for sharing excess tax returns		2 years
Azure Power India Private Limited [Member]
Organization [Line Items]
Ownership interest percentage by parent					82.60%
Azure Power India Private Limited [Member] | IPO [Member]
Organization [Line Items]
Ownership interest percentage by parent		96.30%	96.30%
Azure Power India Private Limited [Member] | Non-founder Investors [Member]
Organization [Line Items]
Ownership interest percentage by parent				82.60%
Azure Power India Private Limited [Member] | Founder [Member]
Organization [Line Items]
Ownership interest percentage by noncontrolling owners				17.40%	17.40%